Business acquisitions and development projects - Acquisition of Park Water System (Details) CAD in Thousands, $ in Thousands			12 Months Ended
	Jan. 08, 2016 CAD water_utility	Jan. 08, 2016 USD ($) water_utility	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Business Acquisition [Line Items]
Goodwill (note 6)			CAD 1,196,234	CAD 306,641	CAD 110,493
Park Water Company
Business Acquisition [Line Items]
Working capital	CAD 2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill (note 6)	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	CAD 353,077
Number of regulated water utilities | water_utility	3	3
Business combination, purchase price	CAD 353,077	$ 249,540
Business combination, liabilities incurred | $		$ 91,750
Revenue			91,817	96,695
Pre-tax net earnings			CAD 17,620	CAD 25,374
Weighted Average | Park Water Company
Business Acquisition [Line Items]
Estimated useful lives	40 years	40 years